Condensed Consolidated Financial Information Condensed Consolidated Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Consolidated Financial Information [Abstract]
Condensed Consolidating Financial Information [Text Block]
22. CONDENSED CONSOLIDATING FINANCIAL INFORMATION
The following tables include condensed consolidating financial information as of December 31, 2014 and 2013, and for each of the years in the three-year period ended December 31, 2014, for Group 1 Automotive, Inc.’s (as issuer of the 5.00% Notes), guarantor subsidiaries and non-guarantor subsidiaries (representing foreign entities). The condensed consolidating financial information includes certain allocations of balance sheet, statement of operations and cash flows items that are not necessarily indicative of the financial position, results of operations or cash flows of these entities had they operated on a stand-alone basis.
CONDENSED CONSOLIDATED BALANCE SHEET
December 31, 2014

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$25,379	$15,596	$—	$40,975
Contracts-in-transit and vehicle receivables, net	—	218,361	19,087	—	237,448
Accounts and notes receivable, net	—	117,427	33,903	—	151,330
Intercompany accounts receivable	—	276,217	—	(276,217)	—
Inventories, net	—	1,342,022	214,683	—	1,556,705
Deferred income taxes	196	10,866	—	—	11,062
Prepaid expenses and other current assets	590	22,039	15,070	—	37,699
Total current assets	786	2,012,311	298,339	(276,217)	2,035,219
PROPERTY AND EQUIPMENT, net	—	839,063	111,325	—	950,388
GOODWILL	—	700,642	129,735	—	830,377
INTANGIBLE FRANCHISE RIGHTS	—	257,502	46,445	—	303,947
INVESTMENT IN SUBSIDIARIES	1,964,442	—	—	(1,964,442)	—
OTHER ASSETS	—	10,120	11,441	—	21,561
Total assets	$1,965,228	$3,819,638	$597,285	$(2,240,659)	$4,141,492

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Floorplan notes payable — credit facility and other	$—	$1,137,743	$5,503	$—	$1,143,246
Offset account related to floorplan notes payable - credit facility	—	(39,616)	—	—	(39,616)
Floorplan notes payable — manufacturer affiliates	—	207,329	100,327	—	307,656
Offset account related to floorplan notes payable - manufacturer affiliates	—	(22,500)	—	—	(22,500)
Current maturities of long-term debt and short-term financing	—	61,185	11,445	—	72,630
Accounts payable	—	176,143	112,177	—	288,320
Intercompany accounts payable	295,421	—	276,217	(571,638)	—
Accrued expenses	—	149,700	22,763	—	172,463
Total current liabilities	295,421	1,669,984	528,432	(571,638)	1,922,199
LONG-TERM DEBT, net of current maturities	609,812	347,202	51,823	—	1,008,837
LIABILITIES FROM INTEREST RATE RISK MANAGEMENT ACTIVITIES	—	25,311	—	—	25,311
DEFERRED INCOME TAXES AND OTHER LIABILITIES	—	193,077	14,058	—	207,135
STOCKHOLDERS’ EQUITY:
Group 1 stockholders’ equity	1,059,995	1,879,485	2,972	(1,964,442)	978,010
Intercompany note receivable	—	(295,421)	—	295,421	—
Total stockholders’ equity	1,059,995	1,584,064	2,972	(1,669,021)	978,010
Total liabilities and stockholders’ equity	$1,965,228	$3,819,638	$597,285	$(2,240,659)	$4,141,492
CONDENSED CONSOLIDATED BALANCE SHEET
December 31, 2013

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$4,306	$15,909	$—	$20,215
Contracts-in-transit and vehicle receivables, net	—	217,462	7,694	—	225,156
Accounts and notes receivable, net	—	104,732	30,326	—	135,058
Intercompany accounts receivable	—	212,592	—	(212,592)	—
Inventories, net	—	1,339,062	203,256	—	1,542,318
Deferred income taxes	2,279	18,871	—	—	21,150
Prepaid expenses and other current assets	619	9,974	13,448	—	24,041
Total current assets	2,898	1,906,999	270,633	(212,592)	1,967,938
PROPERTY AND EQUIPMENT, net	—	715,586	80,770	—	796,356
GOODWILL	—	612,469	124,834	—	737,303
INTANGIBLE FRANCHISE RIGHTS	—	216,412	85,093	—	301,505
INVESTMENT IN SUBSIDIARIES	1,710,185	—	—	(1,710,185)	—
OTHER ASSETS	—	14,891	1,485	—	16,376
Total assets	$1,713,083	$3,466,357	$562,815	$(1,922,777)	$3,819,478

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Floorplan notes payable — credit facility and other	$—	$1,125,030	$18,074	$—	$1,143,104
Offset account related to floorplan notes payable - credit facility	—	(56,198)	—	—	(56,198)
Floorplan notes payable — manufacturer affiliates	—	248,584	97,988	—	346,572
Current maturities of long-term debt and short-term financing	—	24,428	11,797	—	36,225
Accounts payable	—	158,124	96,806	—	254,930
Intercompany accounts payable	292,498	—	212,592	(505,090)	—
Accrued expenses	—	118,529	22,014	—	140,543
Total current liabilities	292,498	1,618,497	459,271	(505,090)	1,865,176
LONG-TERM DEBT, net of current maturities	304,637	328,090	30,962	—	663,689
LIABILITIES FROM INTEREST RATE RISK MANAGEMENT ACTIVITIES	—	26,078	—	—	26,078
DEFERRED INCOME TAXES AND OTHER LIABILITIES	—	171,141	29,125	—	200,266
TEMPORARY EQUITY - Redeemable equity portion of the 3.00% Convertible Senior Notes	29,094	—	—	—	29,094
STOCKHOLDERS’ EQUITY:
Group 1 stockholders’ equity	1,086,854	1,615,049	43,457	(1,710,185)	1,035,175
Intercompany note receivable	—	(292,498)	—	292,498	—
Total stockholders’ equity	1,086,854	1,322,551	43,457	(1,417,687)	1,035,175
Total liabilities and stockholders’ equity	$1,713,083	$3,466,357	$562,815	$(1,922,777)	$3,819,478

CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Year Ended December 31, 2014

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
REVENUES:	$—	$8,175,242	$1,762,647	$—	$9,937,889
COST OF SALES:	—	6,929,334	1,560,617	—	8,489,951
GROSS PROFIT	—	1,245,908	202,030	—	1,447,938
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,796	883,442	175,726	—	1,061,964
DEPRECIATION AND AMORTIZATION EXPENSE	—	36,701	5,643	—	42,344
ASSET IMPAIRMENTS	—	15,571	25,949	—	41,520
INCOME (LOSS) FROM OPERATIONS	(2,796)	310,194	(5,288)	—	302,110
OTHER EXPENSE:
Floorplan interest expense	—	(34,061)	(7,553)	—	(41,614)
Other interest expense, net	2,272	(46,517)	(5,448)	—	(49,693)
Loss on extinguishment of long-term debt	—	(46,403)	—	—	(46,403)
INCOME (LOSS) BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES	(524)	183,213	(18,289)	—	164,400
(PROVISION) BENEFIT FOR INCOME TAXES	196	(77,911)	6,319	—	(71,396)
EQUITY IN EARNINGS OF SUBSIDIARIES	93,332	—	—	(93,332)	—
NET INCOME (LOSS)	$93,004	$105,302	$(11,970)	$(93,332)	$93,004
COMPREHENSIVE INCOME (LOSS)	—	(4,059)	(26,248)	—	(30,307)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO PARENT	$93,004	$101,243	$(38,218)	$(93,332)	$62,697
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Year Ended December 31, 2013

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
REVENUES:	$—	$7,353,340	$1,565,241	$—	$8,918,581
COST OF SALES:	—	6,236,925	1,389,110	—	7,626,035
GROSS PROFIT	—	1,116,415	176,131	—	1,292,546
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	7,922	817,907	151,027	—	976,856
DEPRECIATION AND AMORTIZATION EXPENSE	—	31,670	4,156	—	35,826
ASSET IMPAIRMENTS	—	6,542	—	—	6,542
INCOME (LOSS) FROM OPERATIONS	(7,922)	260,296	20,948	—	273,322
OTHER EXPENSE:
Floorplan interest expense	—	(33,789)	(7,878)	—	(41,667)
Other interest expense, net	1,846	(37,982)	(2,835)	—	(38,971)
Other expense, net	—	—	(789)	—	(789)
INCOME (LOSS) BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES	(6,076)	188,525	9,446	—	191,895
(PROVISION) BENEFIT FOR INCOME TAXES	2,277	(73,092)	(7,088)	—	(77,903)
EQUITY IN EARNINGS OF SUBSIDIARIES	117,791	—	—	(117,791)	—
NET INCOME (LOSS)	$113,992	$115,433	$2,358	$(117,791)	$113,992
COMPREHENSIVE INCOME (LOSS)	—	13,081	(31,701)	—	(18,620)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO PARENT	$113,992	$128,514	$(29,343)	$(117,791)	$95,372
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Year Ended December 31, 2012

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
REVENUES:	$—	$6,953,859	$522,241	$—	$7,476,100
COST OF SALES:	—	5,899,739	459,109	—	6,358,848
GROSS PROFIT	—	1,054,120	63,132	—	1,117,252
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,561	790,904	52,981	—	848,446
DEPRECIATION AND AMORTIZATION EXPENSE	—	29,137	2,397	—	31,534
ASSET IMPAIRMENTS	—	7,276	—	—	7,276
INCOME (LOSS) FROM OPERATIONS	(4,561)	226,803	7,754	—	229,996
OTHER EXPENSE:
Floorplan interest expense	—	(30,736)	(1,060)	—	(31,796)
Other interest expense, net	—	(36,831)	(634)	—	(37,465)
INCOME (LOSS) BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES	(4,561)	159,236	6,060	—	160,735
(PROVISION) BENEFIT FOR INCOME TAXES	1,709	(60,503)	(1,732)	—	(60,526)
EQUITY IN EARNINGS OF SUBSIDIARIES	103,061	—	—	(103,061)	—
NET INCOME (LOSS)	$100,209	$98,733	$4,328	$(103,061)	$100,209
COMPREHENSIVE INCOME (LOSS)	—	(5,664)	1,843	—	(3,821)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO PARENT	$100,209	$93,069	$6,171	$(103,061)	$96,388

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Year Ended December 31, 2014

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Company
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(327)	$235,236	$(36,621)	$198,288
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received		(306,364)	(30,187)	(336,551)
Proceeds from disposition of franchises, property and equipment	—	141,147	3,450	144,597
Purchases of property and equipment, including real estate	—	(140,407)	(9,985)	(150,392)
Other	—	(4,705)	—	(4,705)
Net cash used in investing activities	—	(310,329)	(36,722)	(347,051)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - floorplan line and other	—	7,832,014	—	7,832,014
Repayments on credit facility - floorplan line and other	—	(7,802,719)	—	(7,802,719)
Borrowings on credit facility - acquisition line	389,368	—	—	389,368
Repayment on credit facility - acquisition line	(379,681)	—	—	(379,681)
Borrowings on real estate credit facility	—	200	—	200
Principal payments on real estate credit facility	—	(9,917)	—	(9,917)
Net borrowings on 5.00% Senior Unsecured Notes	539,600	—	—	539,600
Debt issue costs	(1,881)	—	—	(1,881)
Repurchase of 3.00% Convertible Notes	(260,074)	—	—	(260,074)
Proceeds from Call/Warrant Unwind related to 3.00% Convertible Notes	32,697	—	—	32,697
Conversion and redemption of 2.25% Convertible Notes	(182,756)	—	—	(182,756)
Borrowings on other debt	—	—	91,137	91,137
Principal payments on other debt	—	—	(85,905)	(85,905)
Borrowings on debt related to real estate	—	86,522	25,457	111,979
Principal payments on debt related to real estate loans	—	(33,143)	(16,890)	(50,033)
Employee stock purchase plan purchases, net of employee tax withholdings	(321)	—	—	(321)
Repurchases of common stock, amounts based on settlement date	(36,802)	—	—	(36,802)
Tax effect from stock-based compensation	—	1,841	—	1,841
Dividends paid	(17,097)	—	—	(17,097)
Borrowings (repayments) with subsidiaries	78,199	(141,824)	63,625	—
Investment in subsidiaries	(160,925)	161,073	(148)	—
Distributions to parent	—	2,119	(2,119)	—
Net cash provided by financing activities	327	96,166	75,157	171,650
EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(2,127)	(2,127)
NET INCREASE IN CASH AND CASH EQUIVALENTS	—	21,073	(313)	20,760
CASH AND CASH EQUIVALENTS, beginning of period	—	4,306	15,909	20,215
CASH AND CASH EQUIVALENTS, end of period	$—	$25,379	$15,596	$40,975

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Year Ended December 31, 2013

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Company
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(3,797)	$47,525	$8,644	$52,372
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received	—	(131,654)	(138,206)	(269,860)
Proceeds from disposition of franchises, property and equipment	—	102,069	117	102,186
Purchases of property and equipment, including real estate	—	(73,615)	(29,243)	(102,858)
Other	—	1,878	—	1,878
Net cash used in investing activities	—	(101,322)	(167,332)	(268,654)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - floorplan line and other	—	6,379,328	—	6,379,328
Repayments on credit facility - floorplan line and other	—	(6,153,677)	—	(6,153,677)
Borrowings on credit facility - acquisition line	60,000	—	—	60,000
Borrowings on real estate credit facility	—	19,640	—	19,640
Principal payments on real estate credit facility	—	(8,597)	—	(8,597)
Borrowings of other debt	—	—	10,289	10,289
Principal payments of other debt	—	—	(71,170)	(71,170)
Principal payments of long-term debt related to real estate loans	—	(21,038)	(15,940)	(36,978)
Borrowings of debt related to real estate	—	27,925	27,420	55,345
Employee stock purchase plan purchases, net of employee tax withholdings	(1,822)	—	—	(1,822)
Repurchases of common stock, amounts based on settlement date	(3,553)	—	—	(3,553)
Tax effect from stock-based compensation	—	2,993	—	2,993
Dividends paid	(15,805)	—	—	(15,805)
Borrowings (repayments) with subsidiaries	50,651	(278,850)	228,199	—
Investment in subsidiaries	(85,674)	86,038	(364)	—
Distributions to parent	—	—	—	—
Net cash provided by financing activities	3,797	53,762	178,434	235,993
EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(4,146)	(4,146)
NET INCREASE IN CASH AND CASH EQUIVALENTS	—	(35)	15,600	15,565
CASH AND CASH EQUIVALENTS, beginning of period	—	4,341	309	4,650
CASH AND CASH EQUIVALENTS, end of period	$—	$4,306	$15,909	$20,215

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Year Ended December 31, 2012

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Company
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(2,851)	$(78,501)	$6,030	$(75,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received	—	(155,299)	(22,657)	(177,956)
Proceeds from disposition of franchises, property and equipment	—	39,122	75	39,197
Purchases of property and equipment, including real estate	—	(84,933)	(3,558)	(88,491)
Other	—	2,792	—	2,792
Net cash used in investing activities	—	(198,318)	(26,140)	(224,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - floorplan line and other	—	5,700,108	—	5,700,108
Repayments on credit facility - floorplan line and other	—	(5,453,148)	—	(5,453,148)
Borrowings on credit facility - acquisition line	—	—	—	—
Repayment on credit facility - acquisition line	—	—	—	—
Borrowings on real estate credit facility	—	18,080	—	18,080
Principal payments on real estate credit facility	—	(2,406)	—	(2,406)
Principal payments of long-term debt related to real estate loans	—	(13,098)	(2,099)	(15,197)
Borrowings of long-term debt related to real estate loans	—	62,895	7,790	70,685
Principal payments of other debt	—	(3,846)	(938)	(4,784)
Borrowings of other debt	—	275	—	275
Employee stock purchase plan purchases, net of employee tax withholdings	(915)	—	—	(915)
Repurchases of common stock, amounts based on settlement date	(11,317)	—	—	(11,317)
Tax effect from stock-based compensation	—	2,875	—	2,875
Dividends paid	(13,433)	—	—	(13,433)
Borrowings (repayments) with subsidiaries	145,184	(146,525)	1,341	—
Investment in subsidiaries	(116,668)	108,039	8,629	—
Distributions to parent	—	1,049	(1,049)	—
Net cash provided by financing activities	2,851	274,298	13,674	290,823
EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(1,288)	(1,288)
NET INCREASE IN CASH AND CASH EQUIVALENTS	—	(2,521)	(7,724)	(10,245)
CASH AND CASH EQUIVALENTS, beginning of period	—	6,862	8,033	14,895
CASH AND CASH EQUIVALENTS, end of period	$—	$4,341	$309	$4,650